Investments in associates and joint ventures (Details 2) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018
Changes In Associates [Abstract]
Initial balances	[1]	R$ 8,125,799		R$ 8,257,384
Acquisitions		0		54,019
Write-offs	[2]	(66,889)		(1,175)
Equity in net income of associates		1,201,082		1,680,375
Dividends/Interest on equity		(729,654)		(1,385,537)
Impairment		(727,235)		(107,000)
Other		(167,491)		(33,952)
At the end of the year	[1]	R$ 7,635,612	[3]	R$ 8,125,799

[1]	In 2019, impairment losses were recorded in 'associates and jointly controlled entities' in the amount of R$727,235 thousand. In 2018, impairment losses were recorded in 'associates and jointly controlled entities' in the amount of R$107,000 thousand. In 2017, it was recorded in the amount of R$31,868 thousand on the investment in NCR Brasil Industria de Equipamentos para Automacao S.A;
[2]	In 2019, there was the disposal of the companies Cibrasec - Cia. Brasileira de Securitizacao and NCR Brasil Industria de Equipamentos para Automacao S.A..
[3]	Of this amount, R$985,628 thousand refers to the acquisition of shares in associated and jointly controlled companies, which are recorded in the Balance Sheet under the caption Investments in associates and joint ventures (Cielo/Fleury/Swiss Re).